Sale of Appalachian Gathering Assets (Details) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Appalachian Gathering Assets acre mi	Mar. 31, 2012 Appalachian Gathering Assets	Jun. 30, 2013 Appalachian Gathering Assets	Dec. 31, 2012 Appalachian Gathering Assets	Mar. 26, 2012 Appalachian Gathering Assets acre	Jun. 30, 2013 Appalachian Gathering Assets Maximum	Dec. 31, 2012 Appalachian Gathering Assets Maximum
Sale of Assets
Period of exclusive rights to gather the gas within AOD				20 years
Sale consideration				$ 375,000,000
Area of low pressure pipeline systems and gathering rights sold (in miles)				25
Area of land held (in acres)								104,000
Area of AOD (in acres)				250,000
Period for which entity is committed to deliver minimum volumes into gathering systems, with certain carryback and carryforward adjustments for overages or deficiencies						7 years	7 years
Additional sale proceeds on meeting certain volume threshold									40,000,000	40,000,000
Earn out period						3 years	3 years
Gain recognized on the sale of assets	$ 291,305,000	$ 291,190,000	$ (8,700,000)	$ 291,000,000	$ 291,000,000